Financial Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current liabilities:
Secured note	$ 2,971	$ 2,404
Acquisition debt note		418
Bank line of credit		20
Total current liabilities	2,971	2,842
Non-current liabilities:
Secured note	3,051	6,167
Total non-current liabilities	3,051	6,167
Total	$ 6,022	$ 9,009